Intangible Assets, Net and Goodwill - Summary of intangible assets and goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	$ 38,927,089	$ 40,389,842
Concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	15,070,025	15,166,067	$ 15,166,067
Goodwill
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	13,454,998	13,904,998	13,904,998
Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	10,369,238	11,285,949
Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill		48,314
Intangible Assets with Finite Useful Lives | Licenses and Software
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	4,604,123	4,395,522
Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	195,307	602,159
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	4,961,363	5,249,030
Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	608,445	990,924
Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	28,557,851	29,103,893
Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	32,828	32,828
Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	15,070,025	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	13,454,998	13,904,998
Cost
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	68,918,302	66,614,306
Cost | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	40,360,451	37,510,413	38,207,399
Cost | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	2,245,835	2,236,012	2,227,096
Cost | Intangible Assets with Finite Useful Lives | Licenses and Software
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	21,320,603	16,990,167	15,111,644
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	8,663,463	8,779,649	8,791,701
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	5,824,365	5,824,365	5,824,365
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	2,306,185	3,680,220	6,252,593
Cost | Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	28,557,851	29,103,893	29,103,893
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	32,828	32,828	32,828
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	15,070,025	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	13,454,998	13,904,998	13,904,998
Accumulated Amortization
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(29,991,213)	(26,224,464)
Accumulated Amortization | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(29,991,213)	(26,224,464)	(26,187,705)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(2,245,835)	(2,187,698)	(2,115,570)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Licenses and Software
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(16,716,480)	(12,594,645)	(10,952,399)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(8,468,156)	(8,177,490)	(7,874,480)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(863,002)	(575,335)	(287,668)
Accumulated Amortization | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	$ (1,697,740)	$ (2,689,296)	$ (4,957,588)